Shareholder Report, Line Graph (Details) - USD ($)								8 Months Ended				12 Months Ended
	Apr. 01, 2022	Dec. 03, 2019	Apr. 01, 2019	Dec. 06, 2018	Apr. 10, 2017	Mar. 29, 2016	Dec. 01, 2015	Nov. 30, 2022	Nov. 30, 2019	Nov. 30, 2017	Nov. 30, 2016	Nov. 30, 2025	Nov. 30, 2024	Nov. 30, 2023	Nov. 30, 2022	Nov. 30, 2021	Nov. 30, 2020	Nov. 30, 2020	Nov. 30, 2019	Nov. 30, 2019	Nov. 30, 2018	Nov. 30, 2017	Nov. 30, 2016
C000018021 [Member]
Account Value [Line Items]
Accumulated Value							$ 10,000					$ 19,667	$ 14,916	$ 12,938	$ 12,966	$ 17,484		$ 17,326	$ 14,111		$ 12,713	$ 14,882	$ 10,595
C000018023 [Member]
Account Value [Line Items]
Accumulated Value							10,000					20,071	15,204	13,152	13,149	17,695		17,504	14,238		12,804	14,949	10,613
C000189777 [Member]
Account Value [Line Items]
Accumulated Value					$ 10,000					$ 12,605		17,127	12,955	11,194	11,169	15,012		14,828	12,047		10,812
C000018022 [Member]
Account Value [Line Items]
Accumulated Value							9,425					18,071	13,748	11,949	11,998	16,220		16,122	13,161		11,888	13,953	9,955
C000018024 [Member]
Account Value [Line Items]
Accumulated Value							10,000					17,785	13,636	11,936	12,078	16,446		16,474	13,561		12,332	14,574	10,481
C000055528 [Member]
Account Value [Line Items]
Accumulated Value							10,000					18,704	14,265	12,436	12,523	16,968		16,898	13,839		12,529	14,734	10,544
C000189779 [Member]
Account Value [Line Items]
Accumulated Value					10,000					12,597		16,911	12,802	11,086	11,083	14,911		14,750	12,000		10,792
C000131622 [Member]
Account Value [Line Items]
Accumulated Value							10,000					20,344	15,392	13,297	13,280	17,840		17,622	14,312		12,842	14,982	10,627
C000236495 [Member]
Account Value [Line Items]
Accumulated Value	$ 10,000							$ 8,444				13,291	9,965	8,532
C000018025 [Member]
Account Value [Line Items]
Accumulated Value							10,000					27,971	24,700	20,240	18,597	22,157		19,405	15,278		12,541	12,384	9,676
C000018027 [Member]
Account Value [Line Items]
Accumulated Value							10,000					28,529	25,150	20,554	18,853	22,425		19,593	15,402		12,620	12,431	9,693
C000189780 [Member]
Account Value [Line Items]
Accumulated Value					10,000					11,699		27,170	23,900	19,506	17,866	21,224		18,517	14,525		11,888
C000018026 [Member]
Account Value [Line Items]
Accumulated Value							9,425					25,724	22,764	18,694	17,221	20,580		18,054	14,253		11,733	11,608	9,093
C000018030 [Member]
Account Value [Line Items]
Accumulated Value							10,000					25,332	22,584	18,683	17,344	20,864		18,464	14,673		12,174	12,141	9,577
C000018031 [Member]
Account Value [Line Items]
Accumulated Value							10,000					26,608	23,605	19,431	17,959	21,503		18,911	14,969		12,347	12,255	9,627
C000189781 [Member]
Account Value [Line Items]
Accumulated Value					10,000					11,681		26,829	23,633	19,332	17,731	21,073		18,412	14,473		11,859
C000131623 [Member]
Account Value [Line Items]
Accumulated Value							10,000					28,972	25,480	20,803	19,050	22,623		19,747	15,495		12,670	12,473	9,709
C000167113 [Member]
Account Value [Line Items]
Accumulated Value						$ 10,000					$ 9,750	20,372	18,360	16,321	16,216	20,981		19,055	14,530		12,012	12,909
C000167114 [Member]
Account Value [Line Items]
Accumulated Value						10,000					9,760	20,766	18,684	16,576	16,426	21,221		19,234	14,639		12,077	12,955
C000167115 [Member]
Account Value [Line Items]
Accumulated Value						9,425					9,171	18,736	16,928	15,083	15,022	19,493		17,745	13,569		11,246	12,117
C000167116 [Member]
Account Value [Line Items]
Accumulated Value						10,000					9,680	18,500	16,833	15,112	15,165	19,835		18,191	14,010		11,690	12,700
C000167117 [Member]
Account Value [Line Items]
Accumulated Value						10,000					9,720	19,408	17,578	15,705	15,673	20,395		18,611	14,264		11,852	12,804
C000167118 [Member]
Account Value [Line Items]
Accumulated Value						10,000					9,770	21,064	18,928	16,759	16,595	21,398		19,364	14,713		12,125	12,985
C000212502 [Member]
Account Value [Line Items]
Accumulated Value			$ 10,000						$ 11,213			16,801	14,981	13,170	12,935	16,566		14,886
C000167125 [Member]
Account Value [Line Items]
Accumulated Value						10,000					10,850	29,688	28,339	22,202	22,698	29,907		23,817	16,978		14,397	14,800
C000167126 [Member]
Account Value [Line Items]
Accumulated Value						10,000					10,860	30,278	28,849	22,554	23,005	30,262		24,048	17,102		14,478	14,850
C000167127 [Member]
Account Value [Line Items]
Accumulated Value						9,425					10,207	27,308	26,149	20,525	21,042	27,791		22,189	15,855		13,482	13,892
C000167128 [Member]
Account Value [Line Items]
Accumulated Value						10,000					10,780	26,950	25,986	20,552	21,222	28,263		22,733	16,369		14,020	14,560
C000167129 [Member]
Account Value [Line Items]
Accumulated Value						10,000					10,810	28,290	27,146	21,367	21,960	29,081		23,270	16,679		14,214	14,680
C000167130 [Member]
Account Value [Line Items]
Accumulated Value						10,000					10,880	30,709	29,228	22,817	23,235	30,520		24,216	17,205		14,539	14,890
C000018035 [Member]
Account Value [Line Items]
Accumulated Value							10,000					17,748	16,006	14,395	13,884	17,573		15,856	12,729		10,896	12,004	9,141
C000018037 [Member]
Account Value [Line Items]
Accumulated Value							10,000					18,111	16,296	14,627	14,078	17,790		16,017	12,832		10,959	12,058	9,160
C000189783 [Member]
Account Value [Line Items]
Accumulated Value					10,000					11,977		18,210	16,358	14,665	14,091	17,777		15,982	12,789		10,905
C000018036 [Member]
Account Value [Line Items]
Accumulated Value							9,425					16,318	14,750	13,303	12,855	16,322		14,767	11,883		10,194	11,259	8,602
C000018040 [Member]
Account Value [Line Items]
Accumulated Value							10,000					16,065	14,633	13,287	12,941	16,551		15,085	12,233		10,576	11,766	9,057
C000018041 [Member]
Account Value [Line Items]
Accumulated Value							10,000					16,882	15,296	13,822	13,394	17,052		15,467	12,470		10,734	11,884	9,100
C000189784 [Member]
Account Value [Line Items]
Accumulated Value					10,000					11,960		17,975	16,175	14,520	13,963	17,657		15,899	12,739		10,880
C000131624 [Member]
Account Value [Line Items]
Accumulated Value							10,000					18,377	16,506	14,795	14,227	17,952		16,139	12,912		11,010	12,090	9,181
C000236496 [Member]
Account Value [Line Items]
Accumulated Value	10,000							8,897				11,811	10,517	9,345
C000018042 [Member]
Account Value [Line Items]
Accumulated Value							10,000					18,701	15,178	13,550	13,789	18,515		16,830	13,095		11,602	13,487	9,586
C000018043 [Member]
Account Value [Line Items]
Accumulated Value							10,000					19,069	15,436	13,749	13,976	18,707		16,988	13,186		11,662	13,531	9,595
C000088079 [Member]
Account Value [Line Items]
Accumulated Value							9,425					17,182	13,982	12,516	12,771	17,183		15,664	12,210		10,844	12,646	9,004
C000088080 [Member]
Account Value [Line Items]
Accumulated Value							10,000					16,921	13,874	12,512	12,853	17,432		16,004	12,575		11,250	13,225	9,483
C000088081 [Member]
Account Value [Line Items]
Accumulated Value							10,000					17,786	14,502	13,010	13,312	17,952		16,409	12,823		11,415	13,345	9,531
C000152811 [Member]
Account Value [Line Items]
Accumulated Value							10,000					18,244	15,444	13,377	13,968	18,611		15,811	12,525		11,071	12,904	9,688
C000152812 [Member]
Account Value [Line Items]
Accumulated Value							10,000					20,654	17,232	14,713	15,156	19,895		16,656	13,010		11,336	13,022	9,703
C000018052 [Member]
Account Value [Line Items]
Accumulated Value							10,000					20,141	15,058	13,496	11,876	12,667		11,589	10,862		10,504	11,970	9,685
C000018053 [Member]
Account Value [Line Items]
Accumulated Value							10,000					20,528	15,307	13,705	12,040	12,815		11,699	10,940		10,568	12,016	9,701
C000018054 [Member]
Account Value [Line Items]
Accumulated Value							9,425					18,507	13,869	12,470	11,002	11,761		10,780	10,139		9,836	11,232	9,098
C000018056 [Member]
Account Value [Line Items]
Accumulated Value							10,000					18,224	13,748	12,462	11,072	11,922		11,020	10,430		10,197	11,726	9,579
C000018057 [Member]
Account Value [Line Items]
Accumulated Value							10,000					19,143	14,387	12,961	11,462	12,290		11,303	10,647		10,346	11,856	9,632
C000131625 [Member]
Account Value [Line Items]
Accumulated Value							10,000					20,842	15,534	13,887	12,173	12,935		11,790	11,010		10,616	12,050	9,713
C000236497 [Member]
Account Value [Line Items]
Accumulated Value	10,000							9,320				16,335	12,074	10,721
C000205778 [Member]
Account Value [Line Items]
Accumulated Value				$ 10,000								16,101	12,228	11,398	9,840	10,361		9,406		$ 10,659
C000216231 [Member]
Account Value [Line Items]
Accumulated Value		$ 10,000										15,513	11,758	10,936	9,434	9,911	$ 8,971
C000216232 [Member]
Account Value [Line Items]
Accumulated Value		9,425										14,238	10,836	10,125	8,769	9,258	8,424
C000216233 [Member]
Account Value [Line Items]
Accumulated Value		10,000										14,864	11,356	10,629	9,235	9,766	8,907
C000216230 [Member]
Account Value [Line Items]
Accumulated Value		10,000										15,662	11,855	11,002	9,471	9,938	8,988
C000205779 [Member]
Account Value [Line Items]
Accumulated Value				10,000								17,522	13,166	12,119	10,349	10,774		9,657		10,800
MSCI Emerging Markets [Member]
Account Value [Line Items]
Accumulated Value							10,000					21,300	16,447	14,703	14,109	17,088		16,639	14,050		13,097	14,407	10,847
MSCI Emerging Markets (Inception Date 4/10/2017) [Member]
Account Value [Line Items]
Accumulated Value					10,000					11,891		17,581	13,575	12,136	11,646	14,104		13,734	11,597		10,810
MSCI Emerging Markets (Inception Date 4/1/22) [Member]
Account Value [Line Items]
Accumulated Value	10,000							8,681				13,106	10,120	9,047
MSCI ACWI [Member]
Account Value [Line Items]
Accumulated Value							10,000					29,448	24,912	19,753	17,635	19,953		16,730	14,546		12,796	12,923	10,368
MSCI ACWI (Inception Date 4/10/2017) [Member]
Account Value [Line Items]
Accumulated Value					10,000					11,444		26,077	22,061	17,492	15,616	17,670		14,815	12,881		11,332
MSCI ACWI ex USA (Inception Date 3/29/2016) [Member]
Account Value [Line Items]
Accumulated Value						10,000					10,404	22,240	17,646	15,611	14,288	16,213		14,855	13,563		12,197	13,275
MSCI ACWI ex USA (Inception Date 4/1/2019) [Member]
Account Value [Line Items]
Accumulated Value			$ 10,000						$ 10,441			17,121	13,584	12,018	10,999	12,481		11,435
MSCI ACWI (Inception Date 3/29/2016) [Member]
Account Value [Line Items]
Accumulated Value						10,000					10,634	30,203	25,551	20,259	18,087	20,465		17,158	14,919		13,124	13,254
MSCI EAFE [Member]
Account Value [Line Items]
Accumulated Value							10,000					21,033	16,893	15,099	13,438	14,955		13,501	12,692		11,288	12,262	9,634
MSCI EAFE Growth [Member]
Account Value [Line Items]
Accumulated Value							10,000					19,955	17,294	15,587	14,175	17,435		15,589	13,437		11,353	12,192	9,412
MSCI EAFE (Inception Date 4/10/2017) [Member]
Account Value [Line Items]
Accumulated Value					10,000					11,546		19,805	15,908	14,218	12,654	14,082		12,713	11,952		10,630
MSCI EAFE Growth (Inception Date 4/10/2017) [Member]
Account Value [Line Items]
Accumulated Value					$ 10,000					$ 11,694		19,141	16,588	14,951	13,597	16,724		14,953	12,889		10,890
MSCI EAFE (Inception Date 4/1/2022) [Member]
Account Value [Line Items]
Accumulated Value	10,000							9,129				14,288	11,476	10,257
MSCI EAFE Growth (Inception Date 4/1/2022) [Member]
Account Value [Line Items]
Accumulated Value	10,000							8,907				12,539	10,867	9,794
MSCI ACWI ex USA [Member]
Account Value [Line Items]
Accumulated Value							10,000					21,369	16,955	15,000	13,728	15,578		14,273	13,032		11,720	12,755	9,997
MSCI EAFE (Inception Date 3/19/2015) [Member]
Account Value [Line Items]
Accumulated Value							10,000					21,033	16,893	15,099	13,438	14,955		13,501	12,692		11,288	12,262	9,634
MSCI ACWI ex USA (Inception Date 12/6/2018) [Member]
Account Value [Line Items]
Accumulated Value				$ 10,000								18,701	14,838	13,127	12,014	13,633		12,491		$ 11,405
MSCI ACWI ex USA (Inception Date 12/3/2019) [Member]
Account Value [Line Items]
Accumulated Value		$ 10,000										16,510	13,099	11,589	10,606	12,035	$ 11,027
MSCI ACWI Small Cap (Inception Date 3/29/2016) [Member]
Account Value [Line Items]
Accumulated Value						$ 10,000					$ 10,974	24,267	21,601	17,452	16,788	19,271		16,035	14,273		12,985	13,636
MSCI ACWI ex USA Small Cap Growth [Member]
Account Value [Line Items]
Accumulated Value							10,000					20,304	16,666	14,931	13,998	18,188		15,743	13,001		11,623	13,017	9,863
MSCI EAFE Small Cap (Inception Date 3/19/15) [Member]
Account Value [Line Items]
Accumulated Value							10,000					20,287	16,108	14,408	13,514	16,649		14,773	13,460		12,017	13,335	10,006
MSCI EAFE Value [Member]
Account Value [Line Items]
Accumulated Value							$ 10,000					21,656	16,149	14,308	$ 12,459	$ 12,611		$ 11,539	$ 11,939		$ 11,208	$ 12,320	$ 9,849
MSCI EAFE Value (Inception Date 4/1/2022) [Member]
Account Value [Line Items]
Accumulated Value	$ 10,000							$ 9,324				$ 16,206	$ 12,085	$ 10,707